Post-employment Benefits - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Defined Benefit Plans [Line Items]
Expected contributions paid by employer under post-employment benefit plans	$ 403,000	$ 333,000
Post-employment benefit plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Expected contributions paid by employer under post-employment benefit plans	$ 440,000